Prepaid expenses	12 Months Ended
Dec. 31, 2021
Prepayments and accrued income including contract assets [abstract]
PREPAID EXPENSES	PREPAID EXPENSES
12.1 Accounting policies
Prepaid expenses represent payments through which the Company will receive the provision of services and/or will benefit from the use of the related assets in a subsequent period.
12.2 Breakdown of prepaid expenses

	December 31,
Description	2021	2020

Insurances premiums	89,951	49,428
Maintenance	295,518	82,689
Commissions	112,599	60,681
Other	59,710	44,433
Total	557,778	237,231

Current	244,413	219,039
Non-current	313,365	18,192